Equity (Details) - Schedule of Classification of Warrants at the Time of Inception	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule of Classification of Warrants at the Time of Inception [Abstract]
Valuation Date – date of warrant assumption	July 5, 2023
Unit Issuance Date	October 21, 2021
Announcement Date	December 13, 2022
Business Combination Date	July 5, 2023
Exercise Date	August 4, 2023
Expiration Date	July 5, 2028
First Trading Date	December 13, 2021
Stock Price as of Measurement Date	$ 11.44
Strike Price	$ 11.5
Risk-Free Rate (5.00 Years)	4.16%
Redemption Threshold Price	$ 18
Days Above Threshold Price (Automatic Redemption)	20 years
Days Above Measurement Period	30 years
Probability of Acquisition	100.00%